Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.7%
	COMMUNICATIONS — 4.6%
622,670	Quotient Technology, Inc. *	$5,423,456
	CONSUMER DISCRETIONARY — 14.9%
374,530	BrightView Holdings, Inc. *	4,599,228
111,075	Callaway Golf Co.	2,317,025
193,365	Gentex Corp.	5,230,523
141,125	ServiceMaster Global Holdings, Inc. *	5,630,888
		17,777,664
	CONSUMER STAPLES — 4.8%
446,100	Hostess Brands, Inc. *	5,727,924
	FINANCIALS — 9.3%
146,780	Artisan Partners Asset Management, Inc. - Class A	5,681,854
17,475	LendingTree, Inc. *	5,398,726
		11,080,580
	HEALTH CARE — 3.0%
22,840	Catalent, Inc. *	2,112,700
10,945	Medpace Holdings, Inc. *	1,420,551
		3,533,251
	INDUSTRIALS — 20.4%
147,800	Douglas Dynamics, Inc.	5,674,042
185,965	Hillenbrand, Inc.	5,896,950
123,345	SP Plus Corp. *	2,529,806
60,085	Stericycle, Inc. *	3,852,049
352,286	WillScot Mobile Mini Holdings Corp. *	6,305,920
		24,258,767
	MATERIALS — 4.8%
101,455	Compass Minerals International, Inc.	5,775,833
	TECHNOLOGY — 32.9%
102,085	Bottomline Technologies de, Inc. *	4,862,309
70,100	Cerence, Inc. *	3,729,320
115,975	Cornerstone OnDemand, Inc. *	4,090,438
78,985	ExlService Holdings, Inc. *	5,030,555
226,150	Inovalon Holdings, Inc. - Class A *	5,596,082
279,350	Knowles Corp. *	4,207,011
104,770	Shutterstock, Inc.	5,272,026
18,475	SPS Commerce, Inc. *	1,475,783

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
101,690	Verint Systems, Inc. *	$4,836,376
		39,099,900
	TOTAL COMMON STOCKS
	(Cost $91,430,266)	112,677,375

Principal Amount
	SHORT-TERM INVESTMENTS — 5.6%
$6,679,744	UMB Money Market Fiduciary, 0.01% [1]	6,679,744
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,679,744)	6,679,744
	TOTAL INVESTMENTS — 100.3%
	(Cost $98,110,010)	119,357,119
	Liabilities in Excess of Other Assets — (0.3)%	(408,348)
	TOTAL NET ASSETS — 100.0%	$118,948,771

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.